Document and Entity Information	Nov. 04, 2026
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 04, 2026
Entity Registrant Name	ARRAY TECHNOLOGIES, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-39613
Entity Tax Identification Number	83-2747826
Entity Address Address Line 1	701 Atrisco Vista Blvd NW
Entity Address City Or Town	Albuquerque
Entity Address State Or Province	NM
Entity Address Postal Zip Code	87120
City Area Code	505
Local Phone Number	881-7567
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 Par Value
Trading Symbol	ARRY
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001820721
Amendment Flag	false
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address Address Line 1	3901 Midway Place NE
Entity Address City Or Town	Albuquerque
Entity Address State Or Province	NM
Entity Address Postal Zip Code	87109